Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 183,669,326	$ 25,273,740	¥ 142,102,834		¥ 108,224,804
Cost of revenues		(108,908,547)	(14,986,315)	(83,485,203)		(61,051,878)
Gross profit		74,760,779	10,287,425	58,617,631		47,172,926
Operating expenses
Selling and marketing expenses		(31,606,719)	(4,349,229)	(22,495,891)		(12,728,488)
General and administrative expenses		(17,954,289)	(2,470,592)	(70,991,876)		(14,059,968)
Research and development expenses		(15,092,620)	(2,076,814)	(9,682,605)		(7,743,121)
Total operating expenses		(64,653,628)	(8,896,635)	(103,170,372)		(34,531,577)
Income (loss) from operations		10,107,151	1,390,790	(44,552,741)		12,641,349
Interest expense, net		(848,575)	(116,768)	(912,397)		(1,165,915)
Other income, net		507,609	69,849	2,907,818		673,337
Gain on extinguishment of liability (Note 9)		8,996,341	1,237,938
Income (Loss) Before Income Taxes		18,762,526	2,581,809	(42,557,320)		12,148,771
Income tax benefits (expenses)		(5,510,773)	(758,308)	(541,460)		2,110,635
Net Income (Loss)		13,251,753	1,823,501	(43,098,780)		14,259,406
Other comprehensive income (loss)
Foreign currency translation adjustments		(233,990)	(32,198)	5,118
Comprehensive income (loss)		¥ 13,017,763	$ 1,791,303	¥ (43,093,662)		¥ 14,259,406
Weighted average number of ordinary share outstanding
Basic (in Shares)	[1]	30,367,806	30,367,806	26,710,005		26,338,878
Diluted (in Shares)	[1]	30,367,806	30,367,806	26,710,005		26,338,878
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.44	$ 0.06	¥ (1.61)	[1]	¥ 0.54	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.44	$ 0.06	¥ (1.61)	[1]	¥ 0.54	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).